Disaggregated Revenue - Schedule of Gross Profit and Gross Profit Margin (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Revenue, Major Customer [Line Items]
Revenue	$ 378,169,751	$ 48,608,562	$ 251,979,875	$ 84,485,339
Cost of revenue	318,110,790	40,888,802	187,920,609	60,078,321
Gross profit	$ 60,058,961	$ 7,719,760	$ 64,059,266	$ 24,407,018
Gross profit margin	15.90%	15.90%	25.40%	28.90%
Construction management and engineering design services [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 357,667,837	$ 45,973,321	$ 230,970,927	$ 77,483,493
Cost of revenue	305,155,090	$ 39,223,523	176,780,306	56,694,345
Gross profit	$ 52,512,747		$ 54,190,621	$ 20,789,148
Gross profit margin	14.70%	14.70%	23.50%	26.80%
Maintenance services [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 4,888,206	$ 628,312	$ 7,028,760	$ 1,542,361
Cost of revenue	2,742,499	$ 352,512	2,466,118	943,812
Gross profit	$ 2,145,707		$ 4,562,642	$ 598,549
Gross profit margin	43.90%	43.90%	64.90%	38.80%
Asset management services [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 6,990,000	$ 898,469	$ 5,990,000	$ 2,893,668
Cost of revenue	4,541,712	$ 583,775	3,939,293	1,137,204
Gross profit	$ 2,448,288		$ 2,050,707	$ 1,756,464
Gross profit margin	35.00%	35.00%	34.20%	60.70%
Professional consultancy services [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 8,231,783	$ 1,058,083	$ 7,990,188	$ 2,565,817
Cost of revenue	5,453,986	$ 701,035	4,734,892	1,302,960
Gross profit	$ 2,777,797		$ 3,255,296	$ 1,262,857
Gross profit margin	33.70%	33.70%	40.70%	49.20%
WaaS [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 391,925	$ 50,377
Cost of revenue	217,503	$ 27,957
Gross profit	$ 174,422
Gross profit margin	44.50%	44.50%